Income Taxes (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 1,956,000	$ 1,550,000
Defined benefit pension liability	0	60,000
Operating lease ROU	(10,000)	(30,000)
Operating lease liability	10,000	30,000
Deferred Revenue	0	11,000
Property and Equipment	(14,000)	0
Reserves and accrued expenses payable	296,000	293,000
Gross deferred tax asset	2,238,000	1,914,000
Deferred tax asset valuation allowance	(2,238,000)	(1,914,000)
Net deferred tax asset	$ 0	$ 0